UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     November 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $1,174,309 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    80995  1378640 SH       SOLE                   982384   150000   246256
AMDOCS LTD                     ORD              G02602103    90196  3294222 SH       SOLE                  2349209   356587   588426
AUTODESK INC                   COM              052769106   101588  3027956 SH       SOLE                  2346780   257564   423612
BECTON DICKINSON & CO          COM              075887109    97357  1213025 SH       SOLE                   862681   130957   219387
BLACKBAUD INC                  COM              09227Q100    42792  2319339 SH       SOLE                  1660267   251889   407183
CISCO SYS INC                  COM              17275R102    89050  3947256 SH       SOLE                  2825056   427850   694350
CITRIX SYS INC                 COM              177376100    58499  2315870 SH       SOLE                  1645601   248900   421369
COOPER INDS LTD                CL A             G24182100    30402   761000 SH       SOLE                   541100    82200   137700
EBAY INC                       COM              278642103    48172  2152454 SH       SOLE                  1531544   233660   387250
GREENHILL & CO INC             COM              395259104    60844   825014 SH       SOLE                   586888    89039   149087
JOHNSON CTLS INC               COM              478366107    85682  2824982 SH       SOLE                  2191850   237550   395582
JONES LANG LASALLE INC         COM              48020Q107    56396  1297046 SH       SOLE                   924726   139858   232462
MILLIPORE CORP                 COM              601073109    61760   897677 SH       SOLE                   639469    96798   161410
NORTHERN TR CORP               COM              665859104    62752   869140 SH       SOLE                   618997    92127   158016
PRICE T ROWE GROUP INC         COM              74144T108    44353   825791 SH       SOLE                   589275    89530   146986
SPDR TR                        UNIT SER 1       78462F103      882     7600 SH       SOLE                        0     7600        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104    31344   873829 SH       SOLE                   639829    83400   150600
VMWARE INC                     CL A COM         928563402    31297  1174800 SH       SOLE                   836600   127000   211200
WALGREEN CO                    COM              931422109    47437  1532200 SH       SOLE                  1089800   165400   277000
WATERS CORP                    COM              941848103    52511   902553 SH       SOLE                   652125    93119   157309